Impairment testing of goodwill and intangible assets - CGU (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment of non-current assets
Period of forecast	P5Y
Discount rate	21.00%
Carrying amount	₽ 81,477	₽ 73,023
Impairment	(792)	₽ (23)	₽ (104)
Total cash-generating units
Impairment of non-current assets
Carrying amount	1,085
Recoverable amount	293
Impairment	(792)
Total cash-generating units | Goodwill
Impairment of non-current assets
Impairment	(93)
Total cash-generating units | Intangible assets
Impairment of non-current assets
Impairment	(348)
Total cash-generating units | Property and equipment
Impairment of non-current assets
Impairment	(351)
RB (Rocketbank)
Impairment of non-current assets
Carrying amount	743
Recoverable amount	152
Impairment	(591)
RB (Rocketbank) | Goodwill
Impairment of non-current assets
Impairment	(93)
RB (Rocketbank) | Intangible assets
Impairment of non-current assets
Impairment	(279)
RB (Rocketbank) | Property and equipment
Impairment of non-current assets
Impairment	(219)
Qiwi Box
Impairment of non-current assets
Carrying amount	342
Recoverable amount	141
Impairment	(201)
Qiwi Box | Intangible assets
Impairment of non-current assets
Impairment	(69)
Qiwi Box | Property and equipment
Impairment of non-current assets
Impairment	₽ (132)